NET INCOME PER ORDINARY SHARE: - Additional Information (Details)	Jun. 30, 2022 Vote
Class A Ordinary shares
Class of Stock [Line Items]
Number of vote per share	1
Class B Ordinary shares
Class of Stock [Line Items]
Number of vote per share	5